Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Face Statements [Line Items]
– profit for the year	$ 15,025		$ 11,879		$ 3,446
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Available-for-sale investments			146		(299)
– fair value gains/(losses)			1,227		475
– fair value gains reclassified to the income statement			(1,033)		(895)
– amounts reclassified to the income statement in respect of impairment losses			93		71
– income taxes			(141)		50
Debt instruments at fair value through other comprehensive income	(243)
– fair value losses	(168)
– fair value gain transferred to the income statement on disposal	(95)
– expected credit losses recognised in the income statement	(94)
– income taxes	114
Cash flow hedges	19		(192)		(68)
– fair value losses	(267)		(1,046)		(297)
– fair value losses reclassified to the income statement	317		833		195
– income taxes and other movements	(31)		21		34
Share of other comprehensive income/(expense) of associates and joint ventures	(64)		(43)		54
– share for the year	(64)		(43)		54
Exchange differences	(7,156)		9,077		(8,092)
– foreign exchange gains reclassified to income statement on disposal of a foreign operation	0		0		1,894
– other exchange differences	(7,156)		8,939		(9,791)
– income tax attributable to exchange differences	0		138		(195)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability	(329)	[1]	2,419	[1]	7
– before income taxes	(388)		3,440		(84)
– income taxes	59		(1,021)		91
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	2,847		(2,024)
– before income taxes	3,606		(2,409)
– income taxes	(759)		385
Equity instruments designated at fair value through other comprehensive income	(27)
– fair value losses	(71)
– income taxes	44
Effects of hyperinflation	283
Other comprehensive income/(expense) for the year, net of tax	(4,670)		9,383		(8,398)
Total comprehensive income	10,355		21,262		(4,952)
Attributable to:
– ordinary shareholders of the parent company	8,083		18,914		(6,968)
– preference shareholders of the parent company	90		90		90
– other equity holders	1,029		1,025		1,090
– non-controlling interests	1,153		1,233		836
Total comprehensive income	10,355		21,262		(4,952)
HSBC Holdings
Disclosure Of Face Statements [Line Items]
– profit for the year	52,825		5,539		6,595
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Available-for-sale investments	0		(53)		(72)
– fair value gains/(losses)	0		(70)		(83)
– income taxes	0		17		11
Items that will not be reclassified subsequently to profit or loss:
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	865		(828)		(896)
– before income taxes	1,090		(1,007)		(1,030)
– income taxes	(225)		179		134
Other comprehensive income/(expense) for the year, net of tax	865		(881)		(968)
Total comprehensive income	53,690		4,658		5,627
Attributable to:
Total comprehensive income	$ 53,690		$ 4,658		$ 5,627

[1]	During 2018, an actuarial gain of $1,180m has arisen as a result of the remeasurement of the defined benefit pension obligation of the HSBC Bank (UK) Pension Scheme. During 2017, an actuarial gain of $1,730m has arisen as a result of the remeasurement of the defined benefit pension obligation of the HSBC Bank (UK) Pension Scheme. Refer to Note 6 for further detail.